Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
8.	INTANGIBLE ASSETS

The following table presents the activities of balance as of December 31, 2021:

Balance as of December 31, 2020	$-
Additions of intangible assets	15,427
Less: Impairment losses	925
Balance as of December 31, 2021	$14,502